Financial Risk Management Objectives and Policies (Details 2) - USD ($) $ in Thousands		Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Financial assets
Trade and other receivables		$ 2,420	$ 4,670		$ 4,625		$ 4,502
Other financial assets			1,101		1,693
Cash and cash equivalents		2,509	2,604	$ 5,307	7,312		11,926	$ 19,812
Marketable securities held in trust account			15,196
Financial assets, Total		5,918	23,571		13,630
Financial liabilities
Trade and other payables, excluding deferred government grants		11,932	19,579		11,292	[1]
Interest-bearing loans and borrowings		30,343	42,147		29,808		22,598
Loan from shareholders		532	15,188
Contingent settlement provision					307		$ 237
Advances from customers
Financial liabilities, Total		$ 60,075	94,412		127,221	[1]
Net financial liabilities			(77,347)		(63,434)
Within one year [Member]
Financial assets
Trade and other receivables			4,670		4,625
Other financial assets			629		1,213
Cash and cash equivalents			2,604		7,312
Marketable securities held in trust account			15,196
Financial assets, Total			23,099		13,150
Financial liabilities
Trade and other payables, excluding deferred government grants			19,579		11,292	[1]
Interest-bearing loans and borrowings			43,595		31,430	[1]
Loan from shareholders			15,188
Contingent settlement provision	[1]
Financial liabilities, Total			78,362		42,722	[1]
Net financial liabilities			(55,263)		(29,572)
After one year but not more than five years [Member]
Financial assets
Trade and other receivables
Other financial assets			472		480
Cash and cash equivalents
Marketable securities held in trust account
Financial assets, Total			472		480
Financial liabilities
Trade and other payables, excluding deferred government grants			282		225	[1]
Interest-bearing loans and borrowings			7,377		18,055	[1]
Loan from shareholders
Contingent settlement provision	[1]				307
Financial liabilities, Total			7,659		18,587	[1]
Net financial liabilities			(7,187)		(18,107)
More than five years [Member]
Financial assets
Trade and other receivables
Other financial assets
Cash and cash equivalents
Marketable securities held in trust account
Financial assets, Total
Financial liabilities
Trade and other payables, excluding deferred government grants						[1]
Interest-bearing loans and borrowings			14,897		15,755	[1]
Loan from shareholders
Contingent settlement provision	[1]
Financial liabilities, Total			14,897		15,755	[1]
Net financial liabilities			$ (14,897)		$ (15,755)

[1]	Excludes convertible preference shares because redemption is unlikely, attributable to the expected business combination.